Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments
Investments, at fair value	$ 1,021,989,841	$ 875,576,664
Receivables
Employer contributions	144,425	98,202
Participant contributions	375,731	243,701
Notes receivable from participants	6,020,796	5,600,784
Due from broker for securities sold	734,421	52,642
Dividends	245,099	230,720
Total receivables	7,520,472	6,226,049
Total assets	1,029,510,313	881,802,713
Liabilities
Due to broker for securities purchased	734,421	52,642
Total liabilities	734,421	52,642
Net assets available for benefits
Net assets available for benefits	$ 1,028,775,892	$ 881,750,071